GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Goodwill And Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
	Goodwill US$‘000	Development costs US$‘000	Patents and licenses US$‘000	Other US$‘000	Total US$‘000
Cost
At January 1, 2021	79,182	128,977	8,947	33,311	250,417
Additions	-	6,771	102	21	6,894
Disposals or retirements	-	(14,576)	(342)	(134)	(15,052)
Exchange adjustments	-	1	-	-	1

At December 31, 2021	79,182	121,173	8,707	33,198	242,260

At January 1, 2022	79,182	121,173	8,707	33,198	242,260
Additions	-	4,475	22	382	4,879
Exchange adjustments	-	(64)	-	-	(64)

At December 31, 2022	79,182	125,584	8,729	33,580	247,075

Accumulated amortisation and Impairment losses
At January 1, 2021	(66,591)	(115,533)	(8,790)	(25,643)	(216,557)
Charge for the year	-	(482)	(7)	(428)	(917)
Disposals or retirements	-	14,573	342	132	15,047
Impairment losses	(54)	(2,053)	(106)	(1,640)	(3,853)
Exchange adjustments	-	1	-	-	1

At December 31, 2021	(66,645)	(103,494)	(8,561)	(27,579)	(206,279)

At January 1, 2022	(66,645)	(103,494)	(8,561)	(27,579)	(206,279)
Charge for the year		(479)	(9)	(435)	(923)
Impairment losses	-	(4,623)	-	(1)	(4,624)
Exchange adjustments	-	20	-	-	20

At December 31, 2022	(66,645)	(108,576)	(8,570)	(28,015)	(211,806)

Carrying amounts
At December 31, 2022	12,537	17,008	159	5,565	35,269

At December 31, 2021	12,537	17,679	146	5,619	35,981

Schedule of Principal Development Projects
Product Name	2022 US$’000	2021 US$’000
Premier Instruments for A1c and haemoglobinopathies testing	1,904	2,538
COVID-19 tests	1,378	1,320
Mid-tier haemoglobins instrument	484	303
HIV screening rapid test	379	1,488
Tri-stat point-of-care instrument	163	245
Uni-gold raw material stabilisation	42	144
Autoimmune Smart Reader	82	550
Other projects	43	183
Total capitalised development costs	4,475	6,771

Schedule of Specific Asset Impairment Charges
Asset name	Entity	2022 US$’000
Rapid COVID-19 antigen test	Trinity Biotech Manufacturing Ltd	2,214
Autoimmune smart reader	Trinity Biotech Manufacturing Ltd	1,265
Tri-stat instrument	Primus Corp.	1,024
COVID-19 ELISA test	Trinity Biotech Manufacturing Ltd	120
Total		4,623

Schedule of Impairment Loss Recorded on Discontinued Assets

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Trinity Biotech Manufacturing Limited	3,599	856
Primus Corp	1,024	-
Trinity Biotech Do Brasil	454	956
Clark Laboratories Inc.	407	-
Biopool US Inc.	355	153
Immco Diagnostics Inc	-	4,979

Total impairment loss	5,839	6,944

Schedule of Impairment Loss for Each Class of Asset

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Goodwill and other intangible assets	4,624	3,853
Property, plant and equipment (see Note 11)	733	2,508
Prepayments (see Note 16)	482	583

Total impairment loss	5,839	6,944

Schedule of Significant Goodwill
Fitzgerald Industries	December 31, 2022	December 31, 2021
Carrying amount of goodwill (US$’000)	12,591	12,591
Discount rate applied (real pre-tax)	15.77%	19.66%
Excess value-in-use over carrying amount (US$’000)	7,432	3,496
% EBITDA would need to decrease for an impairment to arise	31.28%	18.15%
Long-term growth rate	2.0%	2.0%

Schedule of Internal and External Factors Based on Historical Experience
Intangible Assets with Indefinite Useful lives (included in other intangibles)	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Fitzgerald Industries International CGU
Fitzgerald trade name	970	970
RDI trade name	560	560
Primus Corporation CGU
Primus trade name	365	365
Immco Diagnostic CGU
Immco Diagnostic trade name	2,069	2,069
Total	3,964	3,964